Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 79,677	$ 8,564
Restricted cash	142	145
Accounts receivable	1,372	185
Inventory	927	727
Promissory note due from related party	0	151
Prepaid expenses and other current assets	4,360	1,910
Total current assets	86,478	11,682
Property and equipment, net	4,388	948
Right-of-use assets, net	842	2,102
Goodwill	1,835	1,835
Security deposits	175	175
Total assets	93,718	16,742
Current liabilities
Accounts payable	1,909	1,633
Accrued expenses and other liabilities	2,645	3,319
Current portion of long-term debt	0	8,332
Operating lease liabilities, current	639	1,222
Deferred revenue	921	753
Total current liabilities	6,114	15,259
Operating lease liabilities, net of current portion	326	1,094
Warrant liabilities	2,274	0
Long-term debt	0	2,236
Total liabilities	8,714	18,589
Commitments and Contingencies
Stockholders' equity (deficit)
Preferred stock ($0.0001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2021 and 2020, respectively)	0	0
Common stock ($0.0001 par value; 120,000,000 shares authorized; 48,627,739 and 32,184,263 shares issued and outstanding as of December 31, 2021 and 2020, respectively)	5	3
Additional paid-in capital	198,179	112,994
Accumulated deficit	(112,811)	(114,567)
Accumulated other comprehensive loss	(369)	(277)
Total stockholders' equity (deficit)	85,004	(1,847)
Total liabilities and stockholders' equity (deficit)	$ 93,718	$ 16,742